Segment information	3 Months Ended
Mar. 31, 2021
Segment information
Segment information

5 Segment information

in EUR k	Three months ended March 31, 2020
	Pharmaceutical	Diagnostics	COVID-19	Corporate	Total
Total Revenues from contracts with external customers	4,550	7,542	13	—	12,105

Adjusted EBITDA	2,608	138	(51)	(7,712)	(5,017)

Capital Expenditures
Additions to property, plant and equipment and right-of-use assets	—	787	30	587	1,404
Additions to intangible assets	1,002	—	—	189	1,191

Other segment information
Depreciation and amortization	564	544	—	976	2,084
Research and development expenses	—	—	—	2,691	2,691

in EUR k	Three Months Ended March 31, 2021
	Pharmaceutical	Diagnostics	COVID-19	Corporate	Total
Total Revenues from contracts with external customers	3,598	6,383	54,979	—	64,960

Adjusted EBITDA	1,497	1,054	10,167	(12,020)	698

Capital Expenditures
Additions to property, plant and equipment and right-of-use assets	6	234	1,416	314	1,970
Additions to intangible assets	322	—	354	650	1,326

Other segment information
Depreciation and amortization	414	406	927	1,539	3,286
Research and development expenses	—	—	—	4,335	4,335

Adjustments to EBITDA

Adjustments to EBITDA include non-cash charges in relation to depreciation, amortization (including impairments), and share-based payments as well as net financial costs, and income taxes. Certain costs, and related income, are not allocated to the reporting segment results and represent the residual operating activities of the Group reported as ‘Corporate’. These include corporate overheads, which are responsible for centralized functions such as communications, information technology, facilities, legal, finance and accounting, insurance (D&O), human resources, business development and strategic initiatives, certain professional and consulting services, procurement, research and development and other supporting activities.

Increases in corporate expenses for the three months ended March 31, 2021 are mainly due to increased personnel costs, legal and administrative costs and additional investments in IT support and data center costs.

Reconciliation of segment Adjusted EBITDA to Group loss for the period

For the three months ended March 31	2020	2021
Reported segment Adjusted EBITDA	2,695	12,718
Corporate expenses	(7,712)	(12,020)
	(5,017)	698
Share-based payment expenses (Note 11)	(1,057)	(2,042)
Depreciation and amortization	(2,084)	(3,286)
Operating loss	(8,158)	(4,630)
Financial costs, net	(449)	(259)
Income tax expenses	(129)	—
Loss for the three months ended March 31	(8,736)	(4,889)

Non-current asset locations

Non‑current assets of the Group consist of right-of-use assets (under IFRS 16), property, plant and equipment, as well as intangible assets. All of such assets are located in Germany, which is the country of the business address of Centogene GmbH, except for property, plant and equipment of EUR 503k (December 31, 2020: EUR 516k) and right-of-use assets of EUR 625k (December 31, 2020: EUR 709k), which are located in the United States.

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